Related-party balances and transactions	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Related-party balances and transactions

10	Related-party balances and transactions

(a)	São Paulo State

(i)	Accounts receivable, interest on capital, revenue, and expenses

	March 31, 2024	December 31, 2023
Accounts receivable
Current:
Sanitation services	167,608	169,515
Allowance for losses	(51,078)	(50,498)
Reimbursement of additional retirement and pension benefits paid (G0):
- Monthly flow	41,929	36,241
- GESP Agreement – 2015	108,203	106,022

Total current	266,662	261,280

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015	930,947	933,911

Total noncurrent	932,308	935,272

Total receivables	1,198,970	1,196,552

Assets:
Sanitation services	117,891	120,378
Reimbursement of additional retirement and pension benefits paid (G0)	1,081,079	1,076,174

Total	1,198,970	1,196,552

Liabilities:
Interest on capital payable	420,564	420,564

	January to March 2023	January to March 2024

Revenue from sanitation services	162,966	186,144
Payments from related parties	(167,612)	(186,205)

Payment received from reimbursement referring to Law 4,819/1958	(52,593)	(47,816)

(ii)	isputed amounts

As of March 31, 2024 and December 31, 2023, the disputed amounts between SABESP and the São Paulo State, referring to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,605,832 and R$ 1,583,449, respectively, for which allowances for doubtful accounts were created for the total amount.

(iii)	Actuarial Liability

The Company recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees, and pensioners of the G0 Plan. As of Marcy 31, 2024 and December 31, 2023, the amounts corresponding to such actuarial liability were R$ 2,095,517 and R$ 2,098,622, respectively. For detailed information on additional retirement and pension benefits, see Note 21.

(b)	Use of Reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. (EMAE) planned to receive the credit and obtain financial compensation for alleged past and future losses in electricity generation arising from water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance, and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

As of October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Covenants to fully and completely settle the disputes and SABESP will continue using the reservoirs.

As of March 31, 2024, the balance of the agreement totaled R$ 9,197 and R$ 103,572 (R$ 8,876 and R$ 99,279 as of December 31, 2023), recorded in Other liabilities, under current and noncurrent liabilities, respectively.

(c)	Agreements with reduced tariffs for State Entities that join the Rational Water Use Program (PURA)

The Company has agreements with government entities related to the São Paulo State Government that benefit them with a 25% discount on water supply and sewage services tariffs when they are not in default. These agreements provide for the implementation of the rational water use program, which provides for water consumption reduction.

(d)	Guarantees

The São Paulo State provides guarantees for some of the Company’s borrowings and financing and does not charge any related fees. See Note 16.

(e)	Personnel assignment agreement among entities related to the São Paulo State Government

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully charged.

From January to March 2024, expenses with employees assigned to other state entities totaled R$ 3,518 (R$ 672 from January to March 2023).

No expenses with employees from other entities assigned to the Company were recorded from January to March 2024 and in the same period in 2023.

(f)	Non-operating assets

As of March 31, 2024 and December 31, 2023, the Company’s land and lent structures totaled R$ 3,613.

(g)	SABESPREV

The Company sponsors a defined benefit plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized until March 31, 2024, totaled R$ 35,713 (R$ 44,249 as of December 31, 2023). See Note 21.

(h)	Compensation of the Fiscal Council and Management

From January to March 2024, expenses related to the compensation of the members of the Fiscal Council appointed by the controlling shareholder and Management members totaled R$ 2,470 (R$ 1,658 from January to March 2023).

From January to March 2024, additional amounts of R$ 540, referring to the executive officers’ bonus, were recorded (R$ 285 from January to March 2023).

(i)	Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), in which it does not hold the majority interest but has cast vote and power of veto in some matters but cannot use such power of veto in a way to affect the returns of its investments. Therefore, these SPEs are considered for accounting purposes as joint arrangements.

Águas de Andradina

The Company entered into a loan agreement through a credit facility with SPE Águas de Andradina S/A to finance the operations of that company.

As of March 31, 2024, the balance of principal and interest of this agreement totaled R$ 812 and R$ 2,814, which was recorded in “Other assets” under current and noncurrent assets (R$ 694 and R$ 2,814, respectively, as of December 31, 2023), at CDI + 3% p.a.

This agreement was executed on August 17, 2021. The amount of principal, adjustment, accrued interest, and any other taxes must be paid in full by August 31, 2025.

Sabesp Olímpia

The Company formalized a loan agreement through a credit facility with Sabesp Olímpia S/A, making available the necessary funds for the payment of the first installment of the Fixed Concession Fee to the Municipality of Estância Turística de Olímpia, which was a prerequisite for the signing of the water and sewage concession agreement.

As of March 31, 2024, the balance of principal and interest of this agreement totaled R$ 81,059, which was recorded in “Other assets” under noncurrent assets, at CDI + 2% p.a.

This agreement was executed on September 26, 2023. The principal and the accumulated interest on the principal must be fully repaid by September 2040.

(j)	FEHIDRO

The Company has financing agreements under the State Fund for Water Resources (FEHIDRO). These funds will be aimed at the execution of works and sewage services. As of March 31, 2024, the balance of these financings totaled R$ 1,136 (R$ 1,278 as of December 31, 2023).